Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	MAIA	DGD	THIO	Accumulated Other Comprehensive Income (Loss)	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital MAIA	Additional Paid-In Capital DGD	Additional Paid-In Capital THIO	Accumulated Deficit	Subscription Receivable	Total MAIA Equity (Deficit)	Total MAIA Equity (Deficit) MAIA	Total MAIA Equity (Deficit) DGD	Total MAIA Equity (Deficit) THIO	Noncontrolling Interest	Noncontrolling Interest DGD	Noncontrolling Interest THIO
Balance at Dec. 31, 2020	$ (1,616,300)					$ 443	$ 12,599,585				$ (15,934,113)	$ (2,002)	$ (3,336,087)				$ 1,719,787
Balance, Shares at Dec. 31, 2020						4,433,644
Issuance of common shares upon exercise of stock options	9,000					$ 1	8,999						9,000
Issuance of common shares upon exercise of stock options, Shares						5,000
Issuance of common shares upon exercise of warrants	529,425					$ 28	529,397						529,425
Issuance of common shares upon exercise of warrants, Shares						283,616
Stock-based compensation		$ 2,428,935	$ 161,460	$ 104,999				$ 2,428,935						$ 2,428,935				$ 161,460	$ 104,999
Issuance of common shares in connection with Equity Financing	5,860,503					$ 77	6,180,426					(320,000)	5,860,503
Issuance of common shares in connection with Equity Financing, Shares						772,563
Net loss	(12,578,211)										(12,503,880)		(12,503,880)				$ (74,331)
Balance at Dec. 31, 2021	9,181,203					$ 758	37,618,438				(28,437,993)		9,181,203
Balance, Shares at Dec. 31, 2021						7,584,980
Issuance of restricted common shares	27,500					$ 2	27,498						27,500
Issuance of restricted common shares, Shares						15,278
Cancellation of restricted common shares	(1)					$ (1)							(1)
Cancellation of restricted common shares						(5,557)
Issuance of stock options to satisfy accrued bonus	786,531						786,531						786,531
Issuance of stock options to satisfy deferred compensation	285,418						285,418						285,418
Issuance of common shares upon conversion of convertible notes	11,001,274					$ 138	11,001,136						11,001,274
Issuance of common shares upon conversion of convertible notes						1,375,228
Issuance of common shares upon conversion of SAFE	25,000						25,000						25,000
Issuance of common shares upon conversion of SAFE						5,208
Receipt of stock subscription receivable	322,002											$ 322,002	322,002
Transaction costs incurred in connection with Equity Financing	(118,332)						(118,332)						(118,332)
Reclassification of warrant liability to equity	1,952,000						1,952,000						$ 1,952,000
Issuance of restricted common shares to founder pursuant to THIO Merger Agreement						$ 70	(70)
Issuance of restricted common shares to founder pursuant to THIO Merger Agreement						700,000
Dissolution of DGD									$ 1,098,110	$ 813,805					$ 1,098,110	$ 813,805		$ (1,098,110)	$ (813,805)
Issuance of common shares upon exercise of stock options	$ 84,000					$ 5	83,995
Issuance of common shares upon exercise of stock options, Shares	46,500					46,500
Issuance of common shares upon exercise of warrants	$ 385,400					$ 53	385,347
Issuance of common shares upon exercise of warrants, Shares						529,712
Stock-based compensation	2,319,427						2,319,427
Issuance of common shares in connection with Equity Financing	2,473,560					$ 28	2,473,532
Issuance of common shares in connection with Equity Financing, Shares						274,840
Issuance of common shares in connection with initial public offering, net of $2,749,905 issuance cost	8,750,095					$ 230	8,749,865
Issuance of common shares in connection with initial public offering, net of $2,749,905 issuance cost						2,300,000
Issuance of ratchet shares	1,099,360					$ 22	1,099,338
Issuance of ratchet shares						219,872
Modification of warrant in equity	450,578						450,578
Deemed dividend on warrant modification	(450,578)						(450,578)
Foreign currency translation adjustment	(15,973)				$ (15,973)
Net loss	(15,769,279)										(15,769,279)
Balance at Dec. 31, 2022	$ 8,507,793				$ (15,973)	$ 1,096	$ 52,729,942				$ (44,207,272)
Balance, Shares at Dec. 31, 2022						10,955,904